Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent [Member] - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	$ (2,288,775)	$ (3,190,669)	$ (529,961)
Net cash (used in) provided by investing activities	(1,903,746)	(2,525,388)	(8,353,208)
Net cash (used in) provided by financing activities	2,268,599	3,786,200	12,813,472
Net decrease in cash and cash equivalents and restricted cash	(1,923,922)	(1,929,857)	3,930,303
Cash and cash equivalents and restricted cash, at beginning of year	2,000,446	3,930,303
Cash and cash equivalents and restricted cash, at end of year	$ 76,524	$ 2,000,446	$ 3,930,303